NYSE

15005689

Received SEC

MAY 1 1 2015

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

001- 32925

May 11, 2015

CERT NYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 2.125% Guaranteed Notes due 2020, 3.250% Guaranteed Notes due 2025, 4.125% Guaranteed Notes due 2035, 4.375% Guaranteed Notes due 2045, Floating Rate Guaranteed Notes due 2020 of SHELL INTERNATIONAL FINANCE B.V., guaranteed by ROYAL DUTCH SHELL PLC, under the Exchange Act of 1934.

Sincerely,

Silvio Conte